         AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 17, 1999
                                                       FILE NO. 33-45671
                                                       FILE NO. 811-6557


                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                      FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                                SECURITIES ACT OF 1933           / /
                           POST-EFFECTIVE AMENDMENT NO. 28       /X/
                                         AND


                          REGISTRATION STATEMENT UNDER THE
                           INVESTMENT COMPANY ACT OF 1940        / /
                                   AMENDMENT NO. 30              /X/



                                  STI CLASSIC FUNDS
                  (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                   2 OLIVER STREET
                             BOSTON, MASSACHUSETTS 02109
                  (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

           REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE (800) 342-5734

                                      MARK NAGLE
                             C/O SEI INVESTMENTS COMPANY
                               ONE FREEDOM VALLEY ROAD
                               OAKS, PENNSYLVANIA 19456
                       (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                      Copies to:

RICHARD W. GRANT, ESQ.                            JOHN H. GRADY, JR., ESQ.
MORGAN, LEWIS & BOCKIUS LLP                       MORGAN, LEWIS & BOCKIUS LLP
1701 MARKET STREET                                1701 MARKET STREET
PHILADELPHIA, PA 19103                            PHILADELPHIA, PA 19103

Title of Securities Being Registered . . . . . . .Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box)
      X   Immediately upon filing pursuant to paragraph (b), or
     ---
          On              pursuant to paragraph (b), or
     ---     ------------
          60 days after filing pursuant to paragraph (a) or
     ---
          75 days after filing pursuant to paragraph (a) or
     ---
          On         pursuant to paragraph (a) of Rule 485.
     ---     -------

            CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
                CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
                               MONEY MARKET FUND

                        INVESTMENT ADVISOR TO THE FUNDS:
                        TRUSCO CAPITAL MANAGEMENT, INC.

    The STI Classic Funds (the "Trust") is a mutual fund that offers shares in a number of separate investment portfolios. This Prospectus sets forth concisely the information about the Shares of the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Government Securities Money Market Fund (each a "Fund" and, together, the "Classic Institutional Money Market Funds"). Investors are advised to read this Prospectus and retain it for future reference.

    A Statement of Additional Information relating to the Funds dated the same date as this Prospectus has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456 or by calling 1-800-874-4770. The Statement of Additional Information is incorporated into this Prospectus by reference.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    THE TRUST'S SHARES ARE NOT SPONSORED, ENDORSED, OR GUARANTEED BY, AND DO NOT CONSTITUTE OBLIGATIONS OR DEPOSITS OF, THE ADVISOR OR ANY OF ITS AFFILIATES OR CORRESPONDENTS INCLUDING SUNTRUST BANKS, INC., ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

MAY 24, 1999

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

3

No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the Trust's Statement of Additional Information in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or SEI Investments Distribution Co. (the "Distributor"). This Prospectus does not constitute an offering by the Trust or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

Institutional Shares of the Classic Institutional Money Market Funds are offered primarily to various types of institutional investors ("Shareholders"), including SunTrust Banks, Inc. and its affiliates and correspondents, for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity.

                               TABLE OF CONTENTS


Expense Summary......................          4
Financial Highlights.................          5
The Trust............................          6
Funds and Investment Objectives......          6
Investment Policies and Strategies...          6
General Investment Policies and
 Strategies..........................          7
Investment Risks.....................          7
Investment Limitations...............          8
Performance Information..............          9
Purchase of Fund Shares..............          9
Redemption of Fund Shares............         10
Dividends and Distributions..........         10
Tax Information......................         10
STI Classic Funds Information........         11
The Trust............................         11
Board of Trustees....................         12
Investment Advisor...................         12
Banking Laws.........................         12
Distribution.........................         13
Administration.......................         13
Transfer Agent and Dividend
 Disbursing Agent....................         14
Custodian............................         14
Legal Counsel........................         14
Independent Public Accountants.......         14
Other Information....................         14
Voting Rights........................         14
Reporting............................         14
Shareholder Inquiries................         14
Description of Permitted
 Investments.........................         14
Appendix.............................        A-1

4

                                EXPENSE SUMMARY

Below is a summary of the estimated annual operating expenses for shares of each Classic Institutional Money Market Fund. A hypothetical example based on the summary is also shown. Actual expenses may vary.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)


                                                                   CLASSIC         CLASSIC INSTITUTIONAL
                                                                INSTITUTIONAL         U.S. GOVERNMENT
                                                               CASH MANAGEMENT           SECURITIES
                                                              MONEY MARKET FUND      MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------
Management Fees (after voluntary reductions)(1).............         .17%
All Other Expenses (after voluntary reductions)(2)..........         .08%
----------------------------------------------------------------------------------------------------------
Total Operating Expenses (after voluntary reductions)(3)....         .25%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------



(1) The Advisor is waiving, on a voluntary basis, a portion of its fee from each Fund. The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers and reimbursements, Advisory Fees for the Funds would be as follows: Classic Institutional Cash Management Money Market Fund--.20%, Classic Institutional U.S. Government Securities
    Money Market Fund--    %. See "Investment Advisors." A person that purchases
    shares through an account with a financial institution may be charged separate fees by the financial institution.



(2) The Administrator is waiving, on a voluntary basis, a portion of its fee from each Fund. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers and reimbursements, Other Expenses for the Funds would be as follows: Classic Institutional Cash Management Money Market Fund--.10%, Classic Institutional U.S. Government
    Securities Money Market Fund--   %.



(3) Absent the voluntary waivers described above, Total Operating Expenses for the Funds would be as follows: Classic Institutional Cash Management Money Market Fund--.30%, Classic Institutional U.S. Securities Money Market
    Fund--   %.



                                                                      CLASSIC INSTITUTIONAL      CLASSIC INSTITUTIONAL
                                                                         CASH MANAGEMENT      U.S. GOVERNMENT SECURITIES
                                                                        MONEY MARKET FUND          MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000 investment assuming: (1) a 5% annual return and (2) redemption at the end of each time period:
    One Year.......................................................         $       3
    Three Years....................................................                 8
    Five Years.....................................................                14
    Ten Years......................................................                32
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------


THE EXAMPLE IS BASED UPON THE ESTIMATED TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.

5

FINANCIAL HIGHLIGHTS

The table that follows presents information about the investment results of the Classic Institutional Money Market Funds. The financial highlights for the Classic Institutional U.S. Treasury Securities Money Market Fund for the periods from inception through May 31, 1998 have been audited by Arthur Andersen LLP, independent public accountants. The financial highlights for the Classic Institutional Cash Management Money Market Fund (successor to the Prime Obligations Fund, a series of The Arbor Fund) and the Classic Institutional U.S. Government Securities Money Market Fund (formerly U.S. Government Securities Fund, a series of The Arbor Fund) for the periods from inception through January 31, 1999 have been audited by PricewaterhouseCoopers LLP, independent public accountants. Both reports appear in the annual reports and accompany the Statement of Additional Information. The annual report for each Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.

For a Share Outstanding Throughout the Period

                              NET ASSET                NET REALIZED   DISTRIBUTIONS
                                VALUE         NET          GAINS        FROM NET     DISTRIBUTIONS   NET ASSET
                              BEGINNING   INVESTMENT    (LOSSES) ON    INVESTMENT    FROM REALIZED   VALUE END      TOTAL
                              OF PERIOD     INCOME      INVESTMENTS      INCOME      CAPITAL GAINS   OF PERIOD     RETURN
                             -----------  -----------  -------------  -------------  -------------  -----------  -----------
                             ---------------------------------------------------------
                             CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
                             ---------------------------------------------------------
  Institutional Shares
    1999...................  $     1.00   $     0.05   $         --   $      (0.05 ) $         --   $     1.00         5.46%
    1998...................        1.00         0.06             --          (0.06 )           --         1.00         5.66
    1997...................        1.00         0.05             --          (0.05 )           --         1.00         5.45
    1996(1)................        1.00         0.02             --          (0.02 )           --         1.00         5.82*
                             -----------------------------------------------------------------
                             CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                             -----------------------------------------------------------------

                                                                                                 RATIO OF NET
                                                          RATIO OF NET    RATIO OF EXPENSES    INVESTMENT INCOME
                                             RATIO OF      INVESTMENT      TO AVERAGE NET       TO AVERAGE NET
                              NET ASSETS    EXPENSES TO     INCOME TO     ASSETS (EXCLUDING    ASSETS (EXCLUDING
                                END OF      AVERAGE NET    AVERAGE NET       WAIVERS AND          WAIVERS AND
                             PERIOD (000)     ASSETS         ASSETS        REIMBURSEMENTS)      REIMBURSEMENTS)
                             ------------  -------------  -------------  -------------------  -------------------
                                  ---------------------------------------------------------

                             CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
                             ---------------------------------------------------------
  Institutional Shares
    1999...................  $   884,490           0.23%          5.31%                0.35%                5.19%
    1998...................      740,837           0.20%          5.52%                0.36%                5.36%
    1997...................      477,435           0.20%          5.33%                0.38%                5.15%
    1996(1)................      382,632           0.20%         5.61%*               0.40%*               5.41%*
                             -----------------------------------------------------------------

                             CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                             -----------------------------------------------------------------



(2)  Commenced operations on October 25, 1995.


 *  Not annualized.



On May 24, 1999, the Prime Obligations Fund and the U.S. Government Securities Money Market Fund, each a series of The Arbor Fund, each exchanged all of its assets and certain liabilities for shares of the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Government Securities Money Market Fund, respectively. As the Prime Obligations Fund and the U.S. Government Securities Money Market Fund are each the respective accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

6

THE TRUST

STI CLASSIC FUNDS (the "Trust") is a diversified, open-end management investment company that provides a convenient and economical means of investing in several professionally managed portfolios of securities. The Trust currently offers units of beneficial interest ("shares") in a number of separate Funds. This Prospectus relates to the Classic Institutional Money Market Funds described below.

FUNDS AND INVESTMENT OBJECTIVES

THE CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in high quality money market instruments issued by corporations and the U.S. Government.

THE CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND seeks to provide high current income consistent with preservation of capital and the maintenance of liquidity.

It is a fundamental policy of each Classic Institutional Money Market Fund to use its best efforts to maintain a constant net asset value of $1.00 per share. There can be no assurance that either Fund will achieve its investment objective or maintain a net asset value of $1.00 per share on a continuous basis.

Each Classic Institutional Money Market Fund intends to comply with federal regulations applicable to money market funds using the amortized cost method for calculating net asset value, which require each Fund to invest only in U.S. dollar denominated obligations, to maintain an average maturity on a dollar-weighted basis of 90 days or less and to acquire eligible securities that present minimal credit risk and have a maturity of 397 days or less.

INVESTMENT POLICIES AND STRATEGIES
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

The Classic Institutional Cash Management Money Market Fund will invest in money market instruments denominated in U.S. dollars consisting of: (i) U.S. Treasury obligations; (ii) receipts; (iii) obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. Government;
(iv) commercial paper issued by domestic and foreign issuers rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations (an "NRSRO") as described in the "Appendix" or, if not rated, determined by the Advisor to be of comparable quality; (v) high quality obligations (including certificates of deposit, time deposits, bankers' acceptances, Eurodollar and Yankee bank obligations) of U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks or savings and loan and thrift institutions that are members of the Federal Reserve System, the Federal Deposit Insurance Corporation, or savings and loan associations; (vi) high quality short-term corporate obligations issued by companies with commercial paper meeting the ratings indicated in (iv) above, or, if not rated, determined by the Advisor to be of comparable quality; (vii) repurchase agreements involving such obligations;
(viii) high quality obligations of supranational entities satisfying the credit ratings described in (iv) above, or, if not rated, determined by the Advisor to be of comparable quality; (ix) high quality medium term notes; (x) municipal securities; (xi) mortgage-backed

7
securities and (xii) asset-backed securities. The Fund may not invest more than 25% of its total assets in obligations issued by foreign branches of U.S. banks and London branches of foreign banks. The Fund may purchase securities subject to standby commitments. The Fund may also purchase restricted securities. As a money market fund, the Fund is subject to limitations on the percentage of its assets that may be invested in any one issuer and on the percentage that may be invested in securities carrying the second highest rating assigned by the requisite NRSROs.

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

The Classic Institutional U.S. Government Securities Money Market Fund will invest solely in (i) U.S. Treasury Obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iii) repurchase agreements involving and of the foregoing obligations; and (iv) shares of registered money market funds that invest in the foregoing.

GENERAL INVESTMENT POLICIES AND STRATEGIES

In the event that a security owned by a Fund is downgraded below the stated rating categories, the Advisor will review and take appropriate action with regard to the security.

Each of the Funds may engage in securities lending and will limit such practice to 33 1/3% of its total assets. No Fund may purchase additional securities while its outstanding borrowings exceed 5% of its assets.

It is a non-fundamental policy of each Fund to invest no more than 10% of its net assets in illiquid securities. An illiquid security is a security which cannot be disposed of in the usual course of business within seven days at a price approximating its carrying value. Rule 144A securities and Section 4(2) commercial paper that meet the criteria established by the Board of Trustees of the Trust may be considered liquid.

For additional information regarding permitted investments, see "Description of Permitted Investments" in this Prospectus and in the Statement of Additional Information.

INVESTMENT RISKS
FOREIGN SECURITIES

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions of the flow of international capital and currencies. Foreign companies may also be subject to less government regulation than U.S. companies. Moreover, the dividends payable on the foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's Shareholders. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility.

GOVERNMENT SECURITIES

Guarantees of a Fund's securities by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and

8
interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are subject to the risk of prepayment of the underlying mortgages. During periods of declining interest rates, prepayment of mortgages underlying these securities can be expected to accelerate. When the mortgage-backed securities held by a Fund are prepaid, the Fund generally will reinvest the proceeds in securities with a yield that reflects prevailing interest rates, which may be lower than the prepaid security.

ZERO COUPON OBLIGATIONS

Each Fund may invest, subject to its investment objective and policies, in zero coupon obligations. Zero coupon obligations are sold at original issue discount and do not make periodic payments. Zero coupon obligations may be subject to greater fluctuations in value due to interest rate changes than interest bearing obligations. A Fund will be required to include the imputed interest in zero coupon obligations in its current income. Because each Fund distributes all of its net investment income to Shareholders, the Fund may have to sell portfolio securities to distribute the income attributable to these obligations and securities at a time when the Advisor would not have chosen to sell such obligations or securities.

INVESTMENT LIMITATIONS

The following investment limitations constitute fundamental policies of each Fund. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer; provided, however, that a Fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days.

2. Purchase any securities which would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements involving such securities and, with respect to only the Classic Institutional Cash Management Money Market Fund, obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

9

The foregoing percentages will apply at the time of the purchase of a security.

Additional investment limitations are set forth in the Statement of Additional Information.

PERFORMANCE INFORMATION

From time to time each Classic Institutional Money Market Fund may advertise its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

PURCHASE OF FUND SHARES

Shares of the Fund are sold primarily to various types of institutional investors, including subsidiaries of SunTrust Banks, Inc. ("SunTrust"), for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity. Shares are sold without a sales charge, although the institutional investors may charge their customer accounts for services provided in connection with the purchase of shares. The minimum initial investment is $10,000,000. Institutional investors may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of the reorders to Federated Services Company (the "Transfer Agent") for effectiveness the same day. Information concerning these services and any charges will be provided to customers by the institutional investors. Shares will be held of record by the institutional investors, although customers may have or be given the right to vote the shares depending upon the terms of their relationship with the institutional investor. Confirmations of share purchases and redemptions will be sent to the institutional investor as the shareholder of record.

Shares may be purchased on days on which the New York Stock Exchange is open for business (a "Business Day"). However, shares cannot be purchased or redeemed for same day settlement on days the Federal Reserve is closed.


Purchase orders for the Funds will be effective as of the Business Day received by the Transfer Agent and eligible to receive dividends declared the same day if the Transfer Agent receives the order before 3:00 p.m. Eastern time, and the Custodian receives federal funds before 4:00 p.m. Eastern time on such day. Otherwise, purchase orders for the Funds will be effective the next Business Day provided the Custodian receives readily available funds before 4:00 p.m. Eastern time on the next such Business Day. The purchase price is the net asset value per share next computed after the order is received and accepted by the Trust. The net asset value per share is calculated as of the regularly scheduled close of normal trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) each Business Day based on the amortized cost method described in the Statement of Additional Information and is expected to remain constant at $1.00 per share.

10

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or Shareholder(s).

Neither the Trust's Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions reasonably believed to be genuine. The Trust maintains procedures, including identification methods and other means, for ascertaining the identity of callers and authenticity of instructions.

REDEMPTION OF FUND SHARES

An order to redeem shares must be transmitted to the Transfer Agent by the institutional investor as the record owner of shares. Institutional investors may establish procedures for their customers to request redemption of shares held in their account with the institutional investor. Customers should contact their institutional investor for information concerning these procedures.

Redemption orders must be received by the Transfer Agent on a Business Day before 1:00 p.m. Eastern time. Redemption orders received after the time noted above will be executed the following day. The Trust reserves the right to wire redemption proceeds within five Business Days after receiving the redemption orders if, in the judgment of the Advisor, an earlier payment could adversely impact a Fund.

The Trust intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in liquid portfolio securities with a market value equal to the redemption price. In such circumstances, an investor may incur brokerage costs in converting such securities to cash.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (exclusive of capital gains) of each of the Classic Institutional Money Market Funds are declared on each Business Day to Shareholders at the close of business on the day of declaration. Net income for dividend purposes consists of: (i) interest accrued and original issue discount earned on the Fund's assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets, (iii) less accrued expenses directly attributable to the Fund and the general expenses of the Trust prorated to the Fund on the basis of its relative net assets. Shares begin earning dividends on the Business Day the purchase order is effective and continue earning dividends through and including the Business Day before the redemption order is effective. Dividends are paid within ten Business Days after the end of each month in the form of additional shares of the same Fund unless the Shareholder has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing at least 15 days prior to the date of distribution to the Transfer Agent and will become effective with respect to dividends paid after its receipt. Dividends are paid within ten Business Days after a Shareholder's complete redemption of its shares in a Fund.

TAX INFORMATION

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of each Fund or its Shareholders. Accordingly, Shareholders are

11
urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and is not combined with the Trust's other Funds. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies by the Internal Revenue Code of 1986, as amended (the "Code"), so that it will be relieved of federal income tax on that part of its net investment income and net capital gains (the excess of long-term capital gains over net short-term capital loss) which is distributed to Shareholders. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

TAX STATUS OF DISTRIBUTIONS

The Institutional Money Market Funds will each distribute all of their net investment income (including, for this purpose, net short-term capital gains) to Shareholders. Dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares. Each Fund will make annual reports to Shareholders of the federal income tax status of all distributions. Dividends declared by a Fund in October, November or December of any year and payable to Shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the Shareholders on December 31, of that year, if paid by the Fund any time during the following January.

Income received on direct U.S. obligations is exempt from tax at the state level when received directly by a Fund and may be exempt, depending on the state, when received by a Shareholder provided certain state specific conditions are satisfied. Not all states permit such income dividends to be tax-exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. Each Fund will inform Shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisors to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular states.

A sale, exchange or redemption of Fund shares is a taxable event to the Shareholder.

STI CLASSIC FUNDS INFORMATION
THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Share-holders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

12

BOARD OF TRUSTEES

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described below, certain companies provide essential management services to the Trust.

INVESTMENT ADVISOR

Trusco Capital Management, Inc. ("Trusco") serves as the Advisor to the Institutional Money Market Funds. As of December 31, 1998, Trusco had approximately $23 billion in assets under management. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.


The Advisor is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"), a bank holding company with assets of $93.2 billion as of December 31, 1998. SunTrust ranks among the ten largest U.S. banking companies. Total discretionary assets under management with SunTrust Banks, Inc. equalled approximately $90.8 billion as of December 31, 1998.


The Trust and the Advisor have entered into an advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers each Fund's investment program. The Advisor discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. STI CLASSIC FUNDS ARE NOT DEPOSITS, ARE NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE NOT ENDORSED OR GUARANTEED BY AND DO NOT CONSTITUTE OBLIGATIONS OF SUNTRUST BANKS, INC. OR ANY OF ITS AFFILIATES. INVESTMENTS IN THE FUNDS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE AND SHARES AT REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THERE IS NO GUARANTEE THAT ANY STI CLASSIC FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. With respect to each Fund, the Advisor may execute brokerage or other agency transactions through affiliates of the Advisor.

For the services provided and expenses incurred pursuant to the Advisory
Agreement: Trusco is entitled to receive advisory fees computed daily and paid monthly at the annual rate of .20% of the average daily net assets of each Fund.

From time to time, the Advisor may waive (either voluntarily or pursuant to applicable state limitations) advisory fees payable by a Fund. Currently, the Advisor has agreed to voluntary reductions in its fees in amounts necessary to maintain the total operating expenses at the amounts set forth in the Expense Summary. Voluntary reductions of fees may be terminated at anytime.


Crestar Asset Management Company served as the Adviser to the predecessors of the Classic Institutional Cash Management and Classic Institutional U.S. Government Securities Money Market Funds. For the fiscal year ended January 31, 1999, Crestar Asset Management Company received advisory fees of .11% for the Classic Institutional Cash Management Money Market Fund and .10% for the Classic Institutional U.S. Government Securities Money Market Funds.


BANKING LAWS

Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve

13
System, currently (a) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or its affiliates from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and generally prohibit banks from underwriting securities, but (b) do not prohibit such a bank holding company or affiliate or banks generally from acting as an investment advisor, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of a customer. The Advisor believes that it may perform the services for STI Classic Funds contemplated by its Advisory Agreement described in this Prospectus without violation of applicable banking laws or regulations. However, future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of present requirements, could prevent the Advisor from continuing to perform services for the Funds. If the Advisor was prohibited from providing services to the Funds, the Board of Trustees would consider selecting another qualified firm. Any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions preventing a bank or its affiliates from legally sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the Advisor, or its affiliates, would consider the possibility of offering to perform additional services for STI Classic Funds. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which the Advisor, or such affiliates, might offer to provide such services.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

DISTRIBUTION

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), and the Trust are parties to a distribution agreement. No compensation is paid to the Distributor for distribution services. Shares of the Classic Institutional Money Market Funds are offered primarily to institutional investors, including affiliates and correspondents for the investment of funds in which they act in a fiduciary, agency or custodial capacity.

Each Fund may execute brokerage or other agency transactions through the Distributor for which the Distributor receives compensation.

ADMINISTRATION

SEI Investments Mutual Funds Services (the "Administrator") serves as Administrator to the Trust. The Administrator provides the Trust with certain administrative services, other than investment advisory services, including regulatory reporting, all necessary office space, equipment, personnel, and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate as follows:

AVERAGE AGGREGATE DAILY NET ASSETS                FEE
---------------------------------------------  ---------
$1 - $1 billion                                    .12%
over $1 billion to $5 billion                      .09%
over $5 billion to $8 billion                      .07%
over $8 billion to $10 billion                     .065%
over $10 billion                                   .06%

14

From time to time, the Administrator may voluntarily waive all or a portion of its fee to limit the net expenses of the Funds to the amounts in the Funds' Expense Summary.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 is the transfer agent for the shares of the Trust and dividend disbursing agent for the Trust.

CUSTODIAN

SunTrust Bank, Atlanta, c/o STI Trust & Investment Operations, Inc., 303 Peachtree Street N.E., 14th Floor, Atlanta, Georgia 30308 serves as custodian of the assets of each Fund. The custodian holds cash, securities and other assets of the Funds as required by the Investment Company Act of 1940.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, serves as legal counsel to the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants to the Trust are Arthur Andersen LLP, Philadelphia, Pennsylvania.

OTHER INFORMATION
VOTING RIGHTS

Each share held entitles the Shareholder of record to one vote. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

SHAREHOLDER INQUIRIES

Shareholders may contact their financial institution's representative in order to obtain information on account statements, procedures and other related information.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of the permitted investments for the Funds. Further discussion is contained in the Statement of Additional Information.

ASSET-BACKED SECURITIES -- Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.

15
Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities, however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT -- Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER -- Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

EURODOLLAR AND YANKEE BANK OBLIGATIONS -- Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee bank obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

ILLIQUID SECURITIES -- Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with durations (or maturities) over seven days in length.

MEDIUM TERM NOTES -- Medium term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are instruments that entitle the holder to a share of all interest

16
and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and FHLMC. FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, FNMA and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and FNMA also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and investes in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

MUNICIPAL SECURITIES -- Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general

17
operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax-exempt commercial paper tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (tolls from a bridge, for example). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

TAXABLE MUNICIPAL SECURITIES -- Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.

RECEIPTS -- Receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury obligations. See also "Taxes".

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The

18
custodian will hold the security as collateral for the repurchase agreement. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral or if the Fund realizes a loss on the sale of the collateral. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the Investment Company Act of 1940.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS -- Investments by a money market fund are subject to limitations imposed under regulations adopted by the Securities and Exchange Commission. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs organizations (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and securities that have a short-term rating. In the case of taxable money market funds, investments in second tier securities are subject to the further constraints in that (i) no more than 5% of a Fund's assets may be invested in second tier securities and
(ii) any investment in securities of any one such issuer is limited to the greater of 1% of the Fund's total assets or $1 million. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

RESTRICTED SECURITIES -- Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration. Rule 144A securities are securities that have not been registered under the Securities Act of 1933 but which may be traded between certain institutional investors including investment companies. The Trust's Board of Trustees is responsible for developing guidelines and procedures for determining the liquidity of restricted securities, and for monitoring the Advisor's implementation of the guidelines and procedures.

SECURITIES LENDING -- In order to generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. A Fund continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

STANDBY COMMITMENTS AND PUTS -- Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the

19
standby commitment or put would only have value to the Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Fund will limit standby commitment or put transactions to institutions believed to present minimal credit risk.

SUPRANATIONAL AGENCY OBLIGATIONS -- Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and Nordic Investment Bank.

TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.

U.S. GOVERNMENT AGENCIES -- Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. TREASURY OBLIGATIONS -- U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- When-issued or delayed

20
delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Fund will segregate liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

ZERO COUPON OBLIGATIONS -- Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

APPENDIX
X.  COMMERCIAL PAPER AND SHORT-TERM RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Services, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps ("Duff") and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+ and 1. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to have superior ability and strong ability for repayment, respectively.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISOR

           Trusco Capital Management, Inc.        50 Hurt Plaza
                                                  Suite 1400
                                                  Atlanta, GA 30303

*          DISTRIBUTOR

           SEI Investments Distribution Co.       Oaks, PA 19456

*          ADMINISTRATOR

           SEI Investments Mutual Fund Services   Oaks, PA 19456

*          TRANSFER AGENT

           Federated Services Company             Federated Investors Tower
                                                  Pittsburgh, PA 15222-3779

*          CUSTODIAN

           SunTrust Bank, Atlanta                 c/o STI Trust & Investment
                                                  Operations, Inc.
                                                  303 Peachtree Street N.E.
                                                  14th Floor
                                                  Atlanta, GA 30308

*          LEGAL COUNSEL

           Morgan, Lewis & Bockius LLP            1800 M Street, N.W.
                                                  Washington, D.C. 20036

*          INDEPENDENT PUBLIC ACCOUNTANTS

           Arthur Andersen, LLP                   1601 Market Street
                                                  Philadelphia, PA 19103

                                  DISTRIBUTOR
                                SEI Investments
                                Distribution Co.

                                   PROSPECTUS

                             CLASSIC INSTITUTIONAL
                                CASH MANAGEMENT
                               MONEY MARKET FUND
                             CLASSIC INSTITUTIONAL
                           U.S. GOVERNMENT SECURITIES
                               MONEY MARKET FUND

                               INVESTMENT ADVISOR
                        TRUSCO CAPITAL MANAGEMENT, INC.
                                  MAY 24, 1999

                                     [LOGO]

                               STI CLASSIC FUNDS

                              INVESTMENT ADVISOR:

                        TRUSCO CAPITAL MANAGEMENT, INC.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Trust's Classic Institutional Cash Management and Classic Institutional U.S. Government Securities Money Market Fund prospectus dated May 24, 1999. The prospectus may be obtained through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

                                TABLE OF CONTENTS
                                                                         PAGE


THE TRUST..................................................................B-
DESCRIPTION OF PERMITTED INVESTMENTS.......................................B-
INVESTMENT LIMITATIONS.....................................................B-
INVESTMENT ADVISOR.........................................................B-
THE ADMINISTRATOR..........................................................B-
THE DISTRIBUTOR............................................................B-
TRUSTEES AND OFFICERS OF THE TRUST.........................................B-
PERFORMANCE INFORMATION....................................................B-
CALCULATION OF TOTAL RETURN................................................B-
PURCHASE AND REDEMPTION OF SHARES..........................................B-
DETERMINATION OF NET ASSET VALUE...........................................B-
TAXES......................................................................B-
FUND TRANSACTIONS..........................................................B-
TRADING PRACTICES AND BROKERAGE............................................B-
DESCRIPTION OF SHARES......................................................B-
SHAREHOLDER LIABILITY......................................................B-
LIMITATION OF TRUSTEES' LIABILITY..........................................B-
YEAR 2000..................................................................B-
5% AND 25% SHAREHOLDERS....................................................B-
EXPERTS....................................................................B-


May 24, 1999

THE TRUST


STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. This Statement of Additional Information relates to the Trust's Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund (collectively, the "Funds"), each of which currently offers one class of shares.


DESCRIPTION OF PERMITTED INVESTMENTS

FOREIGN SECURITIES

The Institutional Cash Management Money Market Fund may invest in U.S. dollar denominated obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, Europaper and foreign securities. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

BANK INVESTMENT CONTRACTS ("BICs")

BICs are contracts issued by U.S. banks and savings and loans institutions. Pursuant to such contracts, the Institutional Cash Management Money Market Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A BIC provides that this guaranteed interest will not be less than a certain minimum rate. A BIC is a general obligation of the issuing bank or savings and loan institution and not a separate account. The purchase price paid for a BIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.


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BICs are generally not assignable or transferable without the permission of the issuing bank or savings and loan institution. For this reason, an active secondary market in BICs currently does not exist. Therefore, BICs are considered to be illiquid investments. The Fund may invest up to an aggregate amount of 5% of its total assets in BICs.

GUARANTEED INVESTMENT CONTRACTS ("GICs")

GICs are contracts issued by U.S. insurance companies. Pursuant to such contracts, the Institutional Cash Management Money Market Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A GIC provides that this guaranteed interest will not be less than a certain minimum rate. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are generally considered to be illiquid investments. However, the Fund will treat GICs with seven-day unconditional demand features as liquid investments.

INVESTMENT COMPANY SHARES


Investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that Shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.


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                                       B-3

MUNICIPAL SECURITIES

The Funds may invest in municipal securities. The two principal classifications of municipal securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issue. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state and are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds are industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

Municipal securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of fax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will end the issuer an amount equal to the principal of and interest on the project notes.

The quality of municipal securities, both within a particular classification and between classifications, will vary, and the yields on municipal securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal securities with the same maturity, interest rate and rating(s) may have different yields, while municipal securities of the same maturity and interest rate with different rating(s) may have the same yield.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such

1-WA:1230248.1
                                       B-4
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obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

MUNICIPAL NOTE RATINGS: Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 and VMIG-2 are of high quality. Margins of protection are ample although not so large as in the preceding group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a long-term debt rating. The following criteria will be used in making that assessment.

         - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

         - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rate symbols are as follows:

SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2.  Satisfactory capacity to pay principal and interest.

SUPRANATIONAL AGENCY OBLIGATIONS

The Institutional Cash Management Money Market Fund may purchase obligations of supranational agencies. Currently the Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

OTHER INVESTMENTS

The Trust is not prohibited from investing in obligations of banks which are clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of shares of the Trust by such banks or by their customers will not be a consideration in determining which bank obligations the Trust will purchase. However, the Trust will not purchase obligations issued by the Advisor.

REPURCHASE AGREEMENTS

1-WA:1230248.1
                                       B-5
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Each Fund may enter into repurchase agreements. Repurchase agreements are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed-upon price (including principal and interest) on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.


Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.


RESTRICTED SECURITIES


Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Permitted investments for the Funds include restricted securities, and each Fund may invest up to 10% of its net assets in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Fund's Advisor pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Advisor intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.



1-WA:1230248.1

SECURITIES LENDING


The Funds may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Advisor as a broker in these transactions.


STANDBY COMMITMENTS AND PUTS

The Institutional Cash Management Money Market Fund may purchase securities at a price which would result in a yield-to-maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Institutional Cash Management Money Market Fund would limit its put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be


1-WA:1230248.1
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marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of its total assets of such Fund calculated immediately after any such put is acquired.


STRIPS


Each Fund may invest in Separately Traded Interest and Principal Securities ("STRIPS"), which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Advisor will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate each Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Advisor will only purchase STRIPS for the Funds that have a remaining maturity of 397 days or less; therefore, the Funds currently may only purchase interest component parts of U.S. Treasury Securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing Shareholders' redemption rights and of deviations in the value of shares of the Funds.


U.S. GOVERNMENT AGENCY SECURITIES

Certain investments of the Institutional Cash Management Money Market Fund may include U.S. Government Agency Securities. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae, and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

VARIABLE RATE MASTER DEMAND NOTES

The Institutional Cash Management Money Market Fund may invest in variable rate master demand notes which may or may not be backed by bank letters of credit. These notes permit the investment of


1-WA:1230248.1
fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Advisor, be equivalent to the ratings applicable to permitted investments for the Fund. The Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

INVESTMENT LIMITATIONS


The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of a Fund's outstanding shares.


The term "a majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares of such Fund present at a meeting, if the holders of more than 50% of the outstanding shares of such Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of such Fund.


A Fund may not:


1.       Acquire more than 10% of the voting securities of any one issuer.

2.       Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.


4. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies;
         (b) a Fund may enter into repurchase agreements, and (c) a Fund may engage in securities lending as described in the Prospectus and in this Statement of Additional Information.



1-WA:1230248.1

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.


6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to their permitted investment spectrum, any Fund may invest in companies which invest in real estate commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

9. Purchase securities of other investment companies except for money market funds and CMOs and REMICs deemed to be investment companies and then only as permitted by the 1940 Act and the rules and regulations thereunder. Under these rules and regulations, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of a Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

No Fund may purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 10% of its net assets would be invested in illiquid securities.





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                                      B-10

The foregoing percentages, except with respect to holding illiquid securities, will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT ADVISOR

The Trust and Trusco Capital Management, Inc. (the "Advisor") have entered into an advisory agreement (the "Advisory Agreement"). The Advisor is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"). SunTrust is a bank holding company with assets of $ [76 BILLION] as of December 31, 1998. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of a Fund (including amounts payable to the Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Advisor and/or the Administrator will bear the amount of such excess. The Advisor will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.


The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

Crestar Asset Management Company served as the Adviser to the predecessors of the Classic Institutional Cash Management Money Market and Classic Institutional U.S. Government Money Market Funds.

For the fiscal years ended January 31, 1999, January 31, 1998, January 31, 1997, and January 31, 1996, the Funds paid the following advisory fees:

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                                      B-11

---------------------------------------------------------------------------------------------------------------------------------
                                                          FEES PAID                        FEES WAIVED OR REIMBURSED
                 FUND                       -------------------------------------------------------------------------------------
                                              1999            1998           1997            1999           1998           1997
---------------------------------------------------------------------------------------------------------------------------------
Classic Institutional Cash                  $694,470        $444,000       $209,000        $694,470       $704,000       $629,000
Management Money Market Fund
(formerly Arbor Prime Obligations
Fund)
---------------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S.
Government Securities Money
Market Fund (formerly Arbor U.S.
Government Money Fund)
---------------------------------------------------------------------------------------------------------------------------------

BANKING LAWS

Current  interpretations of federal banking laws and regulations:
- prohibit SunTrust and the Advisor from sponsoring, organizing, controlling, or distributing the Funds' shares; but
- do not prohibit SunTrust or the Advisor generally from acting as an investment advisor, transfer agent, or custodian to the Funds or from purchasing Fund shares as agent for and upon the order of a customer.

The Advisor believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the Advisor from continuing to perform services for the Trust. If this happens, the Board of Trustees would consider selecting other qualified firms. Shareholders would approve any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, the Advisor, or its affiliates, would consider performing additional services for the Trust. We cannot predict whether these changes will be enacted. We also cannot predict the terms that the Advisor, or its affiliates, might offer to provide additional services.


THE ADMINISTRATOR


The Trust and SEI Investment Mutual Funds Services (the "Administrator"), are parties to an administration agreement (the "Administration Agreement") dated May 29, 1992. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.



1-WA:1230248.1

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada
Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-,
CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, Morgan Grenfell Investment Trust, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series
Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI
Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and Alpha Select Funds.


For the fiscal years ended January 31, 1999, January 31, 1998 and January 31, 1997, the Funds paid the following administration fees:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       FEES WAIVED
                FUND                                    FEES PAID
                                         --------------------------------------------------------------------------------------
                                          1999            1998            1997            1999          1998             1997
-------------------------------------------------------------------------------------------------------------------------------
Classic Institutional Cash              $377,964        $251,000        $209,000        $229,896      $210,000         $126,000
Management Money Market
Fund
-------------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S.
Treasury Securities Money
Market Fund
-------------------------------------------------------------------------------------------------------------------------------

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. The Distributor will receive no compensation for distribution of Shares.

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the Qualified Trustees (as defined in the Distribution Agreement), or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.




1-WA:1230248.1

TRUSTEES AND OFFICERS OF THE TRUST


The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds,-Registered Trademark-CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, Morgan Grenfell Investment Trust, The Nevis Fund, Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and Alpha Select Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for Profit Funds Investment Trust, and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Investments Distribution Co.


DANIEL S. GOODRUM (7/11/26) - Trustee* - Chairman & CEO, SunBank/South Florida, N.A., 1985- 1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee* - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

1-WA:1230248.1

CHAMPNEY A. MCNAIR (10/30/24) - Trustee* - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981 - 1997, Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981 - 1997, President, H & W Distribution, Inc., 1984 - 1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Director, Stavros Center for Economic Education, Florida State University, 1991-present. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.




JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.

WILLIAM H. CAMMACK (11/24/29) - Trustee* - Chairman & Director, SunTrust Equitable Securities Corporation, January 1998-present. Chairman and CEO, Equitable Asset Management, Inc., December 1993-present. Chairman and CEO, Equitable Trust Company, June 1991-present. Chairman, Equitable Securities Corporation, July 1972-January 1998.

MARK NAGLE (10/20/59) - President and Chief Executive Officer - Vice President and Controller, Funds Accounting since 1996. Vice President of the Administrator and Distributor since 1996. Vice President of Fund Accounting - BISYS Fund Services 1995-1996. Senior Vice President - Fidelity Investments 1981-1995.

TODD CIPPERMAN (2/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

1-WA:1230248.1

LYDIA A. GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

KATHY HEILIG (12/21/58) - Vice President and Assistant Secretary - Treasurer of SEI Investments Company since 1997. Assistant Controller of SEI Investments Company since 1995. Vice President of SEI Investments Company since 1991. Director of Taxes of SEI Investments Company, 1987-1991. Tax Manager - Arthur Anderson LLP prior to 1987.


JOSEPH M. O'DONNELL (11/13/54) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997.


SANDRA K. ORLOW (10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1983.

LYNDA J. STRIEGEL (10/30/48) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.


KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Vice President of SEI, the Administrator and the Distributor, 1992-1994.

KATHRYN L. STANTON (11/19/58) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI Investments, the Administrator and Distributor since 1994.


CAROL ROONEY (5/8/64) - Controller, Chief Financial Officer - A Director of SEI Investments Mutual Funds Services since 1992.

RICHARD W. GRANT (10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, since 1989.


JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 2000 One Logan Square, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995, counsel to the Trust, Administrator and Distributor. Associate, Morgan, Lewis & Bockius LLP, 1993-1995.


------------------------
- Messrs. Looney, Goodrum, McNair, and Cammack may be deemed to be an "interested person" of the Trust as defined in the 1940 Act.

1-WA:1230248.1

The Trustees and Officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year end May 31, 1998, the Trust paid the following amounts to Trustees and Officers of the Trust:

-----------------------------------------------------------------------------------------------------------------------------
                                                                                     ESTIMATED
                                                              PENSION OR               ANNUAL         TOTAL COMPENSATION
                                        AGGREGATE         RETIREMENT BENEFITS         BENEFITS        FROM FUND AND FUND
                                      COMPENSATION        ACCRUED AS PART OF            UPON            COMPLEX PAID TO
    NAME OF PERSON, POSITION            FROM FUND            FUND EXPENSES           RETIREMENT            TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
Daniel S. Goodrum, Trustee               $15,000                  N/A                    N/A        $15,000 for service on
                                                                                                    two boards
-----------------------------------------------------------------------------------------------------------------------------
Wilton Looney, Trustee                   $14,000                  N/A                    N/A        $14,000 for service on
                                                                                                    two boards
-----------------------------------------------------------------------------------------------------------------------------
Champney A. McNair,                      $17,000                  N/A                    N/A        $17,000 for service on
Trustee                                                                                             two boards
-----------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch, Trustee                $13,000                  N/A                    N/A        $13,000 for service on
                                                                                                    two boards
-----------------------------------------------------------------------------------------------------------------------------
T. Gordy Germany,                        $15,000                  N/A                    N/A        $15,000 for service on
Trustee                                                                                             two boards
-----------------------------------------------------------------------------------------------------------------------------
Dr. Bernard F. Sliger, Trustee           $15,000                  N/A                    N/A        $15,000 for service on
                                                                                                    two boards
-----------------------------------------------------------------------------------------------------------------------------
Jesse S. Hall, Trustee                   $14,000                  N/A                    N/A        $14,000 for service on
                                                                                                    two boards
-----------------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton, Trustee              $3,500                   N/A                    N/A        $ 3,500 for service on
                                                                                                    two boards
-----------------------------------------------------------------------------------------------------------------------------
William H. Cammack,                        N/A                    N/A                    N/A        $ 0   for service on
Trustee                                                                                             two boards
-----------------------------------------------------------------------------------------------------------------------------



PERFORMANCE INFORMATION


From time to time a Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.


PERFORMANCE COMPARISONS


Each Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These


1-WA:1230248.1
comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPUTATION OF YIELD


The current yield of the Funds will be calculated daily based upon the seven days ending on the date of calculation (the "base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [Base Period Return + 1)TO THE POWER OF 365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.


-----------------------------------------------------------------------------------------------------------------------------
                               FUND                                          7-DAY YIELD              7-DAY EFFECTIVE YIELD
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional Cash Management Money Market Fund                         4.92%                         4.86%
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government Securities Fund
-----------------------------------------------------------------------------------------------------------------------------


The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.


CALCULATION OF TOTAL RETURN

From time to time, the Equity Funds may advertise total return. In particular, total return will be calculated according to the following formula: P (1 + T)TO THE POWER OF n = ERV, where P = a hypothetical initial

1-WA:1230248.1
payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

From time to time, the Trust may include the names of clients of the Advisor in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliate, Trusco Capital Management, has been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI Investment's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.

Based on the foregoing, the average annual total returns for the Funds from inception through January 31, 1999 and for one-year periods ended January 31, 1999 were as follows:

-----------------------------------------------------------------------------------------------------------------------------
                            FUND                                                 AVERAGE ANNUAL TOTAL RETURN
                                                                       ------------------------------------------------------
                                                                       ONE-YEAR          THREE-YEAR                SINCE
                                                                                                                 INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional Cash Management Money Market                      5.46%                  5.52%               5.55%
Fund
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government Securities Money
Market Fund
-----------------------------------------------------------------------------------------------------------------------------

ADVERTISING

From time to time, the Trust may include the names of clients of the Advisor in advertisements and/or sales literature for the Trust.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A


1-WA:1230248.1

Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.


The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Advisor, the Administrator and/or the Custodian are not open for business. Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective.


Certain state securities laws may require those financial institutions providing certain distribution services to the Trust to register as dealers pursuant to state law.

DETERMINATION OF NET ASSET VALUE


The net asset value per share of the Funds is calculated daily by the Administrator by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the


1-WA:1230248.1
extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.


TAXES


The following is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the Federal tax treatment of the Funds or their Shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning.


This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL INCOME TAX


In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute annually to its Shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more


1-WA:1230248.1
issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers. Requirement (ii) no longer applies for tax years beginning after August 5, 1997.


In addition, each Fund will distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, a Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its Shareholders.

Any gain or loss recognized on a sale or redemption of Shares of a Fund by a Shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than eighteen months, mid-term if the shares have been held for over one year but not for over eighteen months, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply:
First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a Shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.

The Funds will make annual reports to Shareholders of the Federal income tax status of all distributions.


FUND TRANSACTIONS


The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion,


1-WA:1230248.1
securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by an Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

1-WA:1230248.1

An Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of each Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.


Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.


It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of an Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of an Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

For the fiscal year ended January 31, 1999, the Funds paid the following brokerage commissions with respect to portfolio transactions:

1-WA:1230248.1

----------------------------------------------------------------------------------------------------------------------------------
      Portfolio              Total $            Total $             Total $           Total $        % of Total       % of Total
                            Amount of          Amount of           Amount of         Amount of        Brokerage        Brokered
                            Brokered           Brokered            Brokerage         Brokerage       Commissions     Transactions
                          Transactions       Transactions         Commissions       Commissions        Paid to         Effected
                            for FYE             Through           Paid in FYE         Paid to        Affiliated         Through
                             1/31/99        Affiliates for          1/31/99        Affiliates in     Brokers in       Affiliated
                                              FYE 1/31/99                           FYE 1/31/99      FYE 1/31/99      Brokers in
                                                                                                                         FYE
                                                                                                                       1/31/99


----------------------------------------------------------------------------------------------------------------------------------
Classic Institutional     $6,482,386,575    $6,482,386,575        $77,315          $77,315           100%             100%
Cash Management
Money Market
Fund
----------------------------------------------------------------------------------------------------------------------------------
Classic Institutional
U.S. Government
Securities Money
Market Fund
----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------
      Portfolio              Total
                           Brokerage
                          Commissions
                        Paid to SFS in
                          Connection
                             with
                          Repurchase
                           Agreement
                         Transactions
                            for FYE
                            1/31/99
-----------------------------------------
Classic Institutional   $77,315
Cash Management
Money Market
Fund
-----------------------------------------
Classic Institutional
U.S. Government
Securities Money
Market Fund
-----------------------------------------


For the fiscal year ended January 31, 1998, the Funds paid the following brokerage commissions with respect to portoflio transactions:



------------------------------------------------------------------------------------------------------
          Portfolio                  Total $                  Total $                    % of Total
                                    Amount of                Amount of                    Brokerage
                                    Brokerage                Brokerage                   Commissions
                                   Commissions              Commissions                    Paid to
                                   Paid in FYE                Paid to                    Affiliated
                                     1/31/98               Affiliates in                 Brokers in
                                                            FYE 1/31/98                  FYE 1/31/98
------------------------------------------------------------------------------------------------------
Classic Institutional Cash
Management Money Market            N/A                     N/A                           N/A
Fund
------------------------------------------------------------------------------------------------------
Classic Institutional U.S.
Government Securities
Money Market Fund
------------------------------------------------------------------------------------------------------


For the fiscal year ended January 31, 1997, the Funds paid the following brokerage fees:

-----------------------------------------------------------------------------------------------------
                 Portfolio                              Total $                       Total $
                                                       Amount of                     Amount of
                                                       Brokerage                     Brokerage
                                                      Commissions                   Commissions
                                                      Paid in FYE                     Paid to
                                                        1/31/97                    Affiliates in
                                                                                    FYE 1/31/97
-----------------------------------------------------------------------------------------------------
Classic Institutional Cash Management
Money Market Fund                                     N/A                          N/A
-----------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government
Securities Money Market Fund
-----------------------------------------------------------------------------------------------------


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in


1-WA:1230248.1
connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

YEAR 2000

The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

5% AND 25% SHAREHOLDERS

As of May 5, 1999, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares of the Trust Class of the Funds were held for the record owner's fiduciary, agency or custodial customers.


31450005-0   SUNTRUST CAPITAL MARKETS ACE ACCT     ###-##-####   186/0188   094   961,857,828.9400
             ATTN: ANITA WOODS CTR 3910
             303 PEACHTREE ST 24TH FL                                                       94.61%
             ATLANTA, GA 30308-3201

400040-4     SUNTUST BANKS                         ###-##-####   34900/000  054    54,767,394.8200
             ATTN: SUSAN GRIDER
             MAIL CENTER 3133                                                                5.39%
             PO BOX 105504
             ATLANTA, GA 30348-5504

EXPERTS

The financial statements as of January 31, 1999 have been audited by PricewaterhouseCoopers LLP, Independent Public Accountants, as indicated in their report dated March 15, 1999 with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.



1-WA:1230248.1

STATEMENT OF NET ASSETS                                          THE ARBOR FUND
January 31, 1999

    Face
   Amount                                                                 Value
   (000)    U.S. GOVERNMENT SECURITIES MONEY FUND                         (000)
--------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 87.6%
            FFCB
  $ 25,000       5.500%, 04/01/99 ..................................... $ 24,994
    25,000       4.750%, 04/05/99 .....................................   24,792
            FHLB
    25,000       4.940%, 03/18/99 .....................................   24,846
    35,000       4.700%, 04/30/99 .....................................   34,598
    35,000       4.750%, 06/04/99 .....................................   34,432
    20,000       5.630%, 06/15/99 .....................................   20,002
    10,000       4.406%, 07/02/99 .....................................    9,815
            FHLB (A)
    30,000       4.850%, 02/01/99 .....................................   30,000
    35,000       4.706%, 02/03/99 .....................................   34,997
    20,000       4.847%, 02/03/99 .....................................   19,999
            FNMA
    35,000       5.000%, 02/05/99 .....................................   34,981
    20,000       5.165%, 03/15/99 .....................................   19,879
    25,000       4.900%, 05/03/99 .....................................   24,700
    35,000       4.720%, 05/10/99 .....................................   34,550
    10,000       4.790%, 06/11/99 .....................................    9,827
    10,000       4.780%, 07/02/99 .....................................    9,799
    20,000       5.540%, 07/16/99 .....................................   19,994
            FNMA MTN
    20,000       5.410%, 02/23/99 .....................................   19,998
    20,000       5.570%, 05/07/99 .....................................   19,994
            FNMA MTN  (A)
    25,500       4.782%, 02/02/99 .....................................   25,472
            FHLMC
    35,000       5.090%, 02/12/99 .....................................   34,946
    20,000       5.505%, 03/12/99                                         19,998
            FHLMC (A)
    50,000       4.736%, 02/02/99 .....................................   50,000
            SLMA (A)
    20,000       4.632%, 02/02/99 .....................................   19,997
--------------------------------------------------------------------------------
     Total U.S. Government Agency Obligations  (Cost $602,610) ........  602,610
--------------------------------------------------------------------------------
          CASH EQUIVALENT -- 3.6%
  25,000  Financial Square Government Portfolio .......................   25,000
--------------------------------------------------------------------------------
                   Total Cash Equivalent  (Cost $25,000) ..............   25,000
--------------------------------------------------------------------------------
          REPURCHASE AGREEMENTS -- 8.6%
          FirstBoston Securities, 4.83%, dated 01/29/99,
               matures 02/01/99, repurchase price
               $25,010,063 (collateralized by various
               U.S. Government Agency obligations:
  25,000       total market value $25,754,893) ........................   25,000
          Greenwich Securities, 4.74%, dated 01/29/99,
               matures 02/01/99, repurchase price
               $22,778,436 (collateralized by various
               U.S. Government Agency obligations: ....................   22,769
          Merrill Lynch Securities, 4.74%, dated 01/29/99,
               matures 02/01/99, repurchase price
               $7,970,000 (collateralized by various
               U.S. Government Agency obligations:
   7,967       total market value $8,126,915) .........................    7,967

STATEMENT OF NET ASSETS                                           THE ARBOR FUND
January 31, 1999

   Face
  Amount                                                                 Value
  (000)     U.S. GOVERNMENT SECURITIES MONEY FUND (concluded)            (000)
--------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS (continued)
            PaineWebber, 4.74%, dated 01/29/99,
                 matures 02/01/99, repurchase
                 price $3,536,707 (collateralized
                 by U.S. Government Agency obligation:
 $ 3,535         total market value $3,610,186) ....................... $ 3,535
--------------------------------------------------------------------------------
                     Total Repurchase Agreements  (Cost $59,271) ......  59,271
--------------------------------------------------------------------------------
            Total Investments--99.8% (Cost $686,881) .................. 686,881
--------------------------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES -- 0.2%
            Other Assets and Liabilities, Net .........................   1,150
--------------------------------------------------------------------------------
            NET ASSETS:
            Portfolio Shares (unlimited authorization --
              no par value) based on 688,071,153
              outstanding shares of beneficial interest ............... 688,071
            Distribution in excess of net investment income ...........     (15)
            Accumulated net realized loss on investments ..............     (25)
--------------------------------------------------------------------------------
                     Total Net Assets--100.0% .........................$688,031
--------------------------------------------------------------------------------
                     Net Asset Value, Offering and
                         Redemption Price Per Share ...................   $1.00
--------------------------------------------------------------------------------

(A) Adjustable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect on January 31, 1999. The date shown is the next scheduled reset date.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
SLMA -- Student Loan Marketing Association

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                           THE ARBOR FUND
January 31, 1999


   Face
  Amount                                                                 Value
   (000)    PRIME OBLIGATIONS FUND                                       (000)
--------------------------------------------------------------------------------
            COMMERCIAL PAPER -- 40.9%
            ELECTRICAL UTILITIES -- 2.0%
            Aes Shady Point
  $ 18,000       4.790%, 06/01/99 ..................................... $ 17,713
--------------------------------------------------------------------------------
                     Total Electrical Utilities .......................   17,713
--------------------------------------------------------------------------------
            ENTERTAINMENT -- 4.4%
            Walt Disney
    40,000       4.460%, 07/13/99 .....................................   39,197
--------------------------------------------------------------------------------
                     Total Entertainment ..............................   39,197
--------------------------------------------------------------------------------
            FINANCIAL SERVICES -- 34.5%
            Associates
    25,000       4.800%, 06/14/99 .....................................   24,557
            CS First Boston
    10,000       5.800%, 05/06/99 .....................................   10,000
    10,000       4.875%, 05/07/99 .....................................    9,871
            Den Norske
    30,000       5.380%, 05/04/99 .....................................   29,588
    15,000       4.860%, 08/10/99 .....................................   14,615
            Ford Motor Credit
    20,000       4.730%, 08/31/99 .....................................   19,446
            General Electric Capital
    10,000       5.410%, 02/22/99 .....................................    9,968
    30,000       4.730%, 08/19/99 .....................................   29,216
            General Motors Acceptance
    45,000       4.670%, 10/20/99 .....................................   43,476
            Goldman Sachs
    10,000       5.480%, 02/09/99 .....................................    9,988
    30,000       5.000%, 04/20/99 .....................................   29,675
            Merrill Lynch
    10,000       5.470%, 02/26/99 .....................................    9,962
    30,000       4.820%, 06/17/99 .....................................   29,454
            Morgan Stanley Dean Witter
    35,000       5.170%, 03/26/99 .....................................   34,734
--------------------------------------------------------------------------------
                     Total Financial Services .........................  304,550
--------------------------------------------------------------------------------
                     Total Commercial Paper (Cost $361,460) ...........  361,460
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 16.4%
            BANKING -- 5.7%
            First Union Bank (A)
    20,000       5.427%, 02/17/99 .....................................   20,000
            PNC Bank (A)
    10,000       4.790%, 02/01/99 .....................................    9,997
    20,000       4.800%, 02/01/99 .....................................   19,997
--------------------------------------------------------------------------------
                     Total Banking ....................................   49,994
--------------------------------------------------------------------------------
            FINANCIAL SERVICES -- 9.6%
            Associates MTN
     5,000       6.750%, 06/28/99 .....................................    5,017
            Bear Stearns MTN
    15,000       5.100%, 02/18/99 .....................................   15,000
    10,000       5.700%, 03/02/99 .....................................   10,000
    15,000       5.715%, 07/30/99 .....................................   15,000

STATEMENT OF NET ASSETS (continued)                               THE ARBOR FUND
January 31, 1999


   Face
  Amount                                                                 Value
   (000)    PRIME OBLIGATIONS FUND (continued)                           (000)
--------------------------------------------------------------------------------
            Beta Finance (A)
  $ 25,000       4.850%, 02/01/99 ..................................... $ 25,000
            CS First Boston (A)
    15,000       4.860%, 02/01/99 .....................................   15,000
--------------------------------------------------------------------------------
                     Total Financial Services .........................   85,017
--------------------------------------------------------------------------------
            INDUSTRIAL -- 1.1%
            PHH MTN (A)
    10,000       4.860%, 02/01/99 .....................................   10,000
--------------------------------------------------------------------------------
                     Total Industrial .................................   10,000
--------------------------------------------------------------------------------
                     Total Corporate Bonds (Cost $145,011) ............  145,011
--------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.6%
            FHLB (A)
    45,000       4.840%, 02/01/99 .....................................   45,000
            FHLMC
    10,000       4.935%, 06/04/99 .....................................    9,838
            FNMA
    30,000       5.165%, 03/15/99 .....................................   29,819
--------------------------------------------------------------------------------
    Total U.S. Government Agency Obligations (Cost $84,657) ...........   84,657
--------------------------------------------------------------------------------
            CERTIFICATES OF DEPOSIT/BANK NOTES -- 11.4%
            Bankers Trust (A)
    10,000       4.850%, 02/01/99 .....................................    9,999
            Barclay's Bank
    15,000       5.645%, 03/02/99 .....................................   14,999
            First Union
    20,000       5.660%, 04/15/99 .....................................   20,000
            NationsBank
    30,000       4.880%, 10/18/99 .....................................   30,000
            Societe Generale
     5,000       5.670%, 03/11/99 .....................................    5,000
            Swiss Bank
    21,000       5.750%, 05/07/99 .....................................   20,999
--------------------------------------------------------------------------------
      Total Certificates of Deposit/Bank Notes (Cost $100,997) ........  100,997
--------------------------------------------------------------------------------
            INSURANCE FUNDING AGREEMENTS -- 10.2%
            General American Life Insurance GIC (A) (B)
    45,000       5.780% ...............................................   45,000
            Integrity Life Insurance GIC (A) (B)
    45,000       5.780% ...............................................   45,000
--------------------------------------------------------------------------------
      Total Insurance Funding Agreements (Cost $90,000) ...............   90,000
--------------------------------------------------------------------------------
            TAXABLE MUNICIPAL BOND -- 5.1%
            Tampa Bay Devil Rays (A)
    45,000       4.950%, 02/01/99 .....................................   45,000
--------------------------------------------------------------------------------
      Total Taxable Municipal Bond (Cost $45,000) .....................   45,000
--------------------------------------------------------------------------------
            CASH EQUIVALENT -- 4.5%
    40,000  Financial Square Money Market Portfolio ...................   40,000
--------------------------------------------------------------------------------
      Total Cash Equivalent (Cost $40,000) ............................   40,000
--------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS -- 6.7%
            Greenwich Securities, 4.74%, dated 01/29/99,
                 matures 02/01/99, repurchase price
                 $15,595,837 (collateralized by various
                 U.S.Government Agency obligations:
    15,590       total market value $15,902,250) ......................   15,590

STATEMENT OF NET ASSETS (concluded)                               THE ARBOR FUND
January 31, 1999


   Face
  Amount                                                                 Value
   (000)    PRIME OBLIGATIONS FUND (concluded)                           (000)
--------------------------------------------------------------------------------
            Merrill Lynch Securities, 4.74%, dated 01/29/99,
                 matures 02/01/99, repurchase price $19,498,071
                 (collateralized by various U.S.
                 Government Agency obligations:
  $ 19,490       total market value $19,881,374) ......................$ 19,490
            Paine Webber, 4.74%, dated 01/29/99, matures
                  02/01/99, repurchase price $24,718,282
                 (collateralized by various U.S. Government
                 Agency obligations: total market
    24,708       value $25,206,710) ...................................  24,708
--------------------------------------------------------------------------------
                     Total Repurchase Agreements (Cost $59,788) .......  59,788
--------------------------------------------------------------------------------
            Total Investments-- 104.8% (Cost $926,913) ................ 926,913
--------------------------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES -- (4.8%)
            Other Assets and Liabilities, Net ......................... (42,423)
--------------------------------------------------------------------------------
            NET ASSETS:
            Portfolio Shares (unlimited authorization --
              no par value) based on 884,505,593 outstanding
              shares of beneficial interest ........................... 884,506
            Distribution in excess of net investment income ...........     (13)
            Accumulated net realized loss on investments ..............      (3)
--------------------------------------------------------------------------------
              Total Net Assets-- 100.0% ...............................$884,490
--------------------------------------------------------------------------------
              Net Asset Value, Offering and Redemption Price Per share    $1.00
--------------------------------------------------------------------------------

(A) Adjustable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect on January 31, 1999. The date shown is the next scheduled reset date.
(B) The contract has no stated maturity date, but may be terminated unconditionally by the fund at anytime upon at least 7 days notice to the issuer.
GIC -- Guaranteed Investment Contract
MTN -- Medium Term Note
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association

    The accompanying notes are an integral part of the financial statements.


STATEMENT OF OPERATIONS                                           THE ARBOR FUND
For the Year Ended January 31, 1999
                                                           (IN THOUSANDS)
                                                  ------------------------------
                                                   U.S. GOVERNMENT    PRIME
                                                     SECURITIES    OBLIGATIONS
                                                     MONEY FUND       FUND
--------------------------------------------------------------------------------
Investment Income:
   Interest Income                                     $35,773       $44,755
--------------------------------------------------------------------------------
Expenses:
   Management Fees                                         529           646
   Waiver of Management Fees                              (220)         (268)
   Investment Advisory Fees                              1,323         1,616
   Waiver of Advisory Fees                                (629)         (689)
   Custodian Fees                                          265           290
   Transfer Agent Fees                                     198           240
   Professional Fees                                        27            22
   Registration Fees                                         1             1
   Insurance Expense                                         5             3
   Directors Fees                                            1             1
   Printing Fees                                            32            27
   Pricing Fees                                              1             1
   Amortization of Deferred Organizational Costs             4             3
   Other                                                     1             1
--------------------------------------------------------------------------------
     Total Expenses                                      1,538         1,894
--------------------------------------------------------------------------------
   Net Investment Income                                34,235        42,861
--------------------------------------------------------------------------------
   Increase in Net Assets Resulting from Operations    $34,235       $42,861
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


STATEMENT OF CHANGES IN NET ASSETS                                                                THE ARBOR FUND
                                                                                 (IN THOUSANDS)
                                                               ---------------------------------------------------
                                                                 U.S. GOVERNMENT                   PRIME
                                                                   SECURITIES                   OBLIGATIONS
                                                                   MONEY FUND                      FUND
                                                          --------------------------------------------------------
                                                            02/01/98      02/01/97        02/01/98      02/01/97
                                                           TO 01/31/99   TO 01/31/98     TO 01/31/99   TO 01/31/98
-------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income                                  $   34,235     $   37,262     $    42,861   $   31,705
   Net Realized Gain (Loss) on Investments                       --               3             --            (3)
-------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting from Operations              34,235         37,265          42,861       31,702
-------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income                                     (34,250)       (37,262)        (42,874)     (31,704)
   Capital Gains                                                 --             --              --           --
-------------------------------------------------------------------------------------------------------------------
     Total Distributions                                     (34,250)       (37,262)        (42,874)     (31,704)
-------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (all at $1.00 per share):
   Proceeds from Shares Issued                             6,897,369      7,090,197       7,764,540    6,369,124
   Reinvestment of Distributions                              13,467          9,939          10,074        5,066
   Cost of Shares Redeemed                                (7,012,200)    (6,897,460)     (7,630,948)  (6,110,786)
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Capital Share Transactions                          (101,364)       202,676         143,666      263,404
-------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                (101,379)       202,679         143,653      263,402
-------------------------------------------------------------------------------------------------------------------
Net Assets: Beginning of Period                              789,410        586,731         740,837      477,435
-------------------------------------------------------------------------------------------------------------------
Net Assets: End of Period                                 $  688,031     $  789,410     $   884,490   $  740,837
-------------------------------------------------------------------------------------------------------------------
                    The accompanying notes are an integral part of the financial statements.


FINANCIAL HIGHLIGHTS                                                                                                 THE ARBOR FUND
For a Share Outstanding Throughout the Period or Year
                                                                                                             RATIO      RATIO OF
                                                                                                  RATIO    OF EXPENSES NET INCOME
             NET ASSET            DISTRIBUTIONS      NET                 NET           RATIO      OF NET   TO AVERAGE  TO AVERAGE
               VALUE       NET        FROM       ASSET VALUE            ASSETS      OF EXPENSES   INCOME   NET ASSETS  NET ASSETS
             BEGINNING INVESTMENT NET INVESTMENT     END      TOTAL  END OF PERIOD  TO AVERAGE  TO AVERAGE (EXCLUDING  (EXCLUDING
             OF PERIOD   INCOME      INCOME       OF PERIOD   RETURN    (000)       NET ASSETS  NET ASSETS  WAIVERS)    WAIVERS)
---------------------------------------------------------------------------------------------------------------------------------
-------------------------------------
U.S. GOVERNMENT SECURITIES MONEY FUND
-------------------------------------
For the Year Ended January 31,:
   1999        $1.00      0.05       (0.05)          $1.00     5.30%   $688,031        0.23%       5.18%      0.36%      5.05%
   1998        $1.00      0.05       (0.05)          $1.00     5.52%   $789,410        0.20%       5.39%      0.37%      5.22%
   1997        $1.00      0.05       (0.05)          $1.00     5.29%   $586,731        0.20%       5.17%      0.37%      5.00%
   1996        $1.00      0.06       (0.06)          $1.00     5.88%   $514,870        0.20%       5.72%      0.37%      5.55%
   1995(1)     $1.00      0.03       (0.03)          $1.00     4.98%*  $579,422        0.20%*      4.98%*     0.38%*     4.80%*

----------------------
PRIME OBLIGATIONS FUND
----------------------
For the Year Ended January 31,:
   1999        $1.00      0.05       (0.05)          $1.00     5.46%   $884,490        0.23%       5.31%      0.35%      5.19%
   1998        $1.00      0.06       (0.06)          $1.00     5.66%   $740,837        0.20%       5.52%      0.36%      5.36%
   1997        $1.00      0.05       (0.05)          $1.00     5.45%   $477,435        0.20%       5.33%      0.38%      5.15%
   1996(2)     $1.00      0.02       (0.02)          $1.00     5.82%*  $382,632        0.20%*      5.61%*     0.40%*     5.41%*


(1) Commenced operations on August 1, 1994
(2) Commenced operations on October 25, 1995
 *  Annualized

               The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                     THE ARBOR FUND
January 31, 1999

1. Organization:

THE U. S. GOVERNMENT SECURITIES MONEY AND PRIME OBLIGATIONS FUNDS (the "Funds") are separate investment portfolios of The Arbor Fund (the "Trust"), an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The financial statements included herein relate only to the U.S Government Securities Money and Prime Obligations Funds. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds. The policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATION--Investment securities held by the Funds are stated at amortized cost, which approximates market value. Under this method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     FEDERAL INCOME TAXES--It is the Funds' intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required in the financial statements.

     SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized using the accrual method of accounting. Costs used in determining realized gains and losses on sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods.

     REPURCHASE AGREEMENTS--The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Fund may be delayed or limited.

     NET ASSET VALUE PER SHARE--The net asset value per share of the Funds is calculated on each business day. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of each Fund.

     DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared and recorded daily and paid monthly to shareholders. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--The Financial Statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates.

3. Administration, Transfer Agent and Distribution Agreements:

SEI Investments Mutual Fund Services
(the "Administrator"), a Delaware business trust, serves as administrator to the Funds. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust and the Administrator have entered into an administration agreement dated August 1, 1994. Under terms of the Administration Agreement, the Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of .08% of the average daily net assets of each Fund. The Administrator and Crestar Asset Management Company (the "Advisor") have agreed to waive a portion of their respective fees to the extent necessary so that the total operating expenses of the Funds did not exceed an annual rate of .20% of average daily net assets through June 1, 1998 and .25% of average daily net assets thereafter. During the period from February 1, 1998 to January 31, 1999, the Administrator received net administration fees totaling approximately .05% and .05% of the average daily net assets for U.S. Government Securities Money and Prime Obligations Funds, respectively. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

NOTES TO FINANCIAL STATEMENTS (concluded)                         THE ARBOR FUND
January 31, 1999


Crestar Bank (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for each Fund. The Transfer Agent also acts as the shareholder servicing agent and custodian of the Funds.

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Administrator, have entered into a distribution agreement (the "Distribution Agreement") dated August 1, 1994. The Distributor receives no fees for its distribution services under the Distribution Agreement. For the year ended January 31, 1999, the Funds paid commissions of $178,468 to affiliated broker-dealers.

4. Investment Advisory Agreement:

The Trust has entered into an investment advisory agreement with the Advisor dated August 1, 1994 under which the Advisor is entitled to a fee which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. During the period from February 1, 1998 to January 31, 1999, the Advisor received net fees totaling approximately .10% and
 .11% of the average daily net assets for U.S. Government Securities Money and Prime Obligations Funds, respectively. Fee waivers and expense reimbursements are voluntary and may be terminated at any time. The Advisor is a wholly-owned subsidiary of Crestar Bank, which is a wholly-owned subsidiary of Crestar Financial Corporation.

The acquisition of Crestar by SunTrust was completed on December 31, 1998. On January 28, 1999, the Arbor Fund filed an exemptive application with the Securities and Exchange Commission to permit the combination (the "Proposed Combination") of each of the Funds with two of the STI Classic Funds (mutual funds that are served by investment advisers that are subsidiaries of SunTrust). On February 22, 1999, the Board of Trustees of the Funds unanimously approved the Proposed Combinations and recommended that the shareholders of the Funds approve the Proposed Combinations. The Proposed Combinations are intended to be a tax free reorganization. The Board of Trustees of the Funds also anticipates holding a special meeting of the shareholders in May of 1999 so that the shareholders of the Funds can vote on the Proposed Combinations. Shareholders of the Funds will receive additional written materials about the Proposed Combinations through the mail. The Proposed Combinations are still subject to certain regulatory approvals and the approval of the shareholders of the Funds.


5. Organizational Costs and Transactions with Affiliates:

Organizational costs have been capitalized by the Trust and are being amortized over sixty months beginning with the commencement of operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of $24,600 for organizational work performed by a law firm of which two officers and a trustee of the Trust are partners.

Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers and trustee are paid no fees by the Trust for serving in their respective roles.

6. Concentration of Credit Risk:

The Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within the highest ratings category assigned by a nationally recognized statistical rating agency or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific industry, state or region.

7. Capital Loss Carryovers:

As of January 31, 1999, the U.S. Government Securities Money Fund had a capital loss carryover, to the extent provided in the regulations, for Federal Income tax purposes as follows:

$11,641 expiring in 2004
$13,848 expiring in 2005

As of January 31, 1999, the Prime Obligations Fund had a capital loss carryover, to the extent provided in the regulations, for Federal Income tax purposes as follows:

$3,520 expiring in 2007

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of The Arbor Fund

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Government Securities Money Fund and Prime Obligations Fund (separately managed portfolios of The Arbor Fund, hereafter referred to as the "Trust") at January 31, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP

Philadelphia, PA
March 15, 1999

NOTICE TO SHAREHOLDERS                                            THE ARBOR FUND
January 31, 1999


For shareholders that do not have a January 31, 1999 tax year end, this notice is for informational purposes only. For shareholders with a January 31, 1999 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended January 31, 1999, each portfolio is designating the following items with regard to distributions paid during the year.

                                          (A)            (B)            (C)
                                       LONG TERM   ORDINARY INCOME     TOTAL
                                     CAPITAL GAINS  DISTRIBUTIONS  DISTRIBUTIONS
PORTFOLIO                             (TAX BASIS)    (TAX BASIS)    (TAX BASIS)
--------------------------------------------------------------------------------
U.S. Government Securities Money Fund ..   0%            100%           100%
Prime Obligations Fund .................   0%            100%           100%
--------------------------------------------------------------------------------

                                           (D)            (E)            (F)
                                       QUALIFYING     TAX EXEMPT       FOREIGN
PORTFOLIO                             DIVIDENDS(1)     INTEREST      TAX CREDIT
--------------------------------------------------------------------------------
U.S. Government Securities Money Fund ..   0%              0%             0%
Prime Obligations Fund .................   0%              0%             0%
--------------------------------------------------------------------------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
 * Items (A) and (B) are based on a percentage of each portfolio's total distributions.
** Items (D), (E) and (F) are based on a percentage of ordinary income distributions of each portfolio.

None of the Arbor Funds satisfy California's, Connecticut's, or New York's statutory requirements to pass through income from Federal obligations. Accordingly, the pro rata portion of income from Federal obligations will not be exempt from these states' respective income tax.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Shares in the Funds are not deposits or obligations of, or guaranteed or endorsed by Crestar Bank, the parent corporation of the Funds' investment adviser. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

                                STI CLASSIC FUNDS
                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 26

Item 23.   Exhibits:


(a) Declaration of Trust -- originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(b)(1) By-Laws -- originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(b)(2) Amended By-Laws -- incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0001047469-98-027407 on July 15, 1998.

(c)      Not applicable.

(d)(1) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. -- as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(2) Investment Advisory Agreement with American National Bank and Trust Company -- as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(3) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now STI Capital Management, N.A. -- as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(4) Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank, Atlanta) -- as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.

(e) Distribution Agreement -- incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000912057-96-021336 on September 27, 1996.

(f)      Not applicable.

(g)(1) Custodian Agreement with Trust Company Bank dated February 1, 1994 -- originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(g)(2) Custodian Agreement with the Bank of California -- incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(g)(3) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 -- incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

(h)(1) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 -- originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR

         Accession No. 0000912057-96-015938 on July 31, 1996.

(h)(2) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 -- originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to
         Exhibit 9(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(h)(3) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation -- incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Assession No. 0000912057-97-032207 on September 30, 1997.

(i) Opinion and Consent of Counsel -- originally filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on May 22, 1992 and incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

(j)(1) Consent of Arthur Andersen LLP, independent public accountants, is filed herewith.

(J)(2) Consent of PricewaterhouseCoopers LLP, independent public accountants, is filed herewith.

(k)      Not applicable.

(l)      Not applicable.

(m)(1)   Distribution Plan - Investor Class -- incorporated by reference to
         Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

(m)(2) Distribution and Service Agreement relating to Flex Shares dated May 29, 1995 -- originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000912057-96-015938 on July 31, 1996.

(n)      Financial Data Schedule is filed herewith as Exhibit 27.1

(o) Rule 18f-3 Plan -- incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0001047469-98-027407 on July 15, 1998.

(p) Powers of Attorney -- incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 24 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.


Item 24.   Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.


Item 25.   Indemnification:

Article VIII of the Agreement of Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.   Business and Other Connections of Investment Advisors:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


                                               Name of                             Connection with
         Name                                  Other Company                       Other Company
         ----                                  -------------                       -------------
STI CAPITAL MANAGEMENT, N.A.

E. Jenner Wood III                             SunTrust Banks, Inc.                         --
Director

Hunting F. Deutsch                             SunTrust Bank, Orlando                       --
Director

Anthony R. Gray                                    --                                       --
Chairman & Chief Investment Officer

James R. Wood                                      --                                       --
President

Elliott A. Perny                                   --                                       --
Executive Vice President

Stuart F. Van Arsdale                              --                                       --
Senior Vice President

Jonathan D. Rich                                   --                                       --
Director

Larry M. Cole                                      --                                       --
Senior Vice President

L. Earl Denney                                     --                                       --
Executive Vice President

Ronald Schwartz                                    --                                       --
Senior Vice President

Andre B.Prawato                                    --                                       --
Senior Vice President

Edward J. Dau                                      --                                       --
Senior Vice President

James K. Wood                                      --                                       --


                                      C-3


                                               Name of                             Connection with
         Name                                  Other Company                       Other Company
         ----                                  -------------                       -------------

Senior Vice President

Mills A. Riddick                                   --                                       --
Senior Vice President

Christopher A. Jones                               --                                       --
Senior Vice President

David E. West                                      --                                       --
Vice President

Brett L. Barner                                    --                                       --
Senior Vice President

TRUSCO CAPITAL MANAGEMENT, INC.

Douglas S. Phillips                                --                                       --
President

Paul L. Robertson, III                             --                                       --
Secretary/Treasurer

E. Jenner Wood                                 SunTrust Banks, Inc.                     Director
Director

Donald W. Thurmond                             SunTrust Bank, Atlanta                   Director
Director

Bob M. Farmer                                      --                                       --
Vice President

M. Elizabeth (Beth) Wines                          --                                       --
Vice President

Charles Arnold, Jr.                                --                                       --
Senior Vice President

James R. Dillon, Jr.                               --                                       --
First Vice President

James P. Foster                                    --                                       --
Vice President

Mark D. Garfinkel                                  --                                       --
Vice President

Robert (Bob) G. Goggin                              --                                      --
Vice President


                                    C-4


                                               Name of                             Connection with
         Name                                  Other Company                       Other Company
         ----                                  -------------                       -------------
Joe E. Ransom                                      --                                    --
Vice President

George D. Smith, Jr.                               --                                    --
Vice President

Jonathan Mote                                      --                                    --
Vice President

Charles B. Leonard                                 --                                    --
First Vice President

Mary F. Cernilli                                   --                                    --
Vice President

Garrett P. Smith                                   --                                    --
Vice President

Gregory L. Watkins                                 --                                    --
Vice President

David S. Yealy                                     --                                    --
Vice President

Robert J. Rhoades                                  --                                    --
Senior Vice President

Kar Ming Leong                                     --                                    --
Vice President

Stephen M. Yarbrough                               --                                    --
Vice President

Celia S. Stanley                                   --                                    --
Vice President

Rebekah R. Alley                                   --                                    --
Vice President

SUNTRUST BANK, ATLANTA

Robert R. Long                                 SunTrust Banks of                        Chairman of the Board
Chairman of the Board and                      Georgia, Inc.
President

Ronald S. Crowding                                   --                                 Executive Vice President
Executive Vice President


                                     C-5



                                               Name of                             Connection with
         Name                                  Other Company                       Other Company
         ----                                  -------------                       -------------
Charles B. Ginden                                    --                                     --
Executive Vice President

William H. Rogers, Jr.                               --                                     --
Executive Vice President

Donald Wayne Thurmond                                --                                     --
Executive Vice President

Dr. William M. Chase                           Emory University                         President
Director

Gaylord O. Coan                                Gold Kist, Inc.                          CEO
Director

A.D. Correll                                   Georgia-Pacific Corporation              Chairman & CEO
Director

R.W. Courts, II                                Atlantic Realty Company                  President
Director

A.W. Dahlberg                                  The Southern Company                     President, Chairman &
Director                                                                                CEO

L. Phillip Humann                              SunTrust Banks, Inc.                     President, Chairman & CEO
Director                                       Services Corporation

William B. Johnson                             The Ritz Carlton Hotel                   Chairman of the Board
Director

J. Hicks Lanier                                Oxford Industries, Inc.                  Chairman of the Board
Director                                                                                Director & President
                                               Pinehill Development Co.                 30% owner

Joseph L. Lanier, Jr.                          Dan River, Inc.                          Chairman of the Board
Director                                                                                Chairman

Larry L. Prince                                Genuine Parts Company                    Chairman of the Board
Director

R. Randall Rollins                             Rollins, Inc.                            Chairman of the Board
Director                                       Lor, Inc.                                Director
                                               Maran, Inc.                              Director
                                               Gutterworld, Inc.                        Director
                                               Dabora, Inc.                             Director & Secretary
                                               Simpson, Nance & Graham                  Director
                                               Auto Parts Wholesale, Inc.               Director


                                   C-6


                                               Name of                             Connection with
         Name                                  Other Company                       Other Company
         ----                                  -------------                       -------------
                                               Global Expanded Metal, Inc.              Director
                                               Rollins Holding Co.                      Director
                                               Rol, Ltd.                                Partner
                                               Rollins Investment Fund                  Partner
                                               Energy Partners                          Partner
                                               Petro Partnership                        Partner
                                               The Piedmont Investment Group            Director
                                               WRG, Ltd.                                Partner
                                               Rollins, Inc.                            Chairman
                                               RPC Energy Services, Inc.                Chairman
                                               The Mul Company                          Partner
                                               Bugvac, Inc.                             Director
                                               Omnitron Int'l, Inc.                     Director
                                               MRG, Ltd.                                Partner




Gerald T. Adams                                    --                                       --
Senior Vice President

James R. Albach                                    --                                       --
Group Vice President

Gay Cash                                           --                                       --
Vice President

Joseph B. Foley, Jr.                               --                                       --
Group Vice President

Thomas R. Frisbie                                  --                                       --
Group Vice President

Mark Stancil                                       --                                       --
Group Vice President

David E. Thompson                                  --                                       --
Vice President

Charles C. Watson                                  --                                       --
Group Vice President

Dr. Mary B. Bullock                            Agnes Scott College                      President
Director

Larry L. Gellerstedt, III                      Beers Construction Co.                   Chairman
Director


                                       C-7



John T. Glover                                 Post Properties, Inc.                    President
Director

M. Douglas Ivester                             The Coca-Cola Company                    Chairman of the Board & CEO
Director

Dennis M. Love                                 Printpack, Inc.                          President & Ceo
Director

Charles H. McTier                              Robert Woodruff Foundation               President
Director

Item 27. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                           July 15, 1982
         SEI Liquid Asset Trust                           November 29, 1982
         SEI Tax Exempt Trust                             December 3, 1982
         SEI Index Funds                                  July 10, 1985
         SEI Institutional Managed Trust                  January 22, 1987
         SEI Institutional International Trust            August 30, 1988
         The Advisors' Inner Circle Fund                  November 14, 1991
         The Pillar Funds                                 February 28, 1992
         CUFUND                                           May 1, 1992
         First American Funds, Inc.                       November 1, 1992
         First American Investment Funds, Inc.            November 1, 1992
         The Arbor Fund                                   January 28, 1993
         Boston 1784 Funds(R)                             June 1, 1993
         The PBHG Funds, Inc.                             July 16, 1993
         Morgan Grenfell Investment Trust                 January 3, 1994
         The Achievement Funds Trust                      December 27, 1994
         Bishop Street Funds                              January 27, 1995
         CrestFunds, Inc.                                 March 1, 1995
         STI Classic Variable Trust                       August 18, 1995
         ARK Funds                                        November 1, 1995
         Huntington Funds                                 January 11, 1996
         SEI Asset Allocation Trust                       April 1, 1996
         TIP Funds                                        April 28, 1996
         SEI Institutional Investments Trust              June 14, 1996
         First American Strategy Funds, Inc.              October 1, 1996
         HighMark Funds                                   February 15, 1997
         Armada Funds                                     March 8, 1997
         PBHG Insurance Series Fund, Inc.                 April 1, 1997
         The Expedition Funds                             June 9, 1997
         Alpha Select Funds                               January 1, 1998
         Oak Associates Funds                             February 27, 1998

         The Nevis Fund, Inc.                             June 29, 1998
         The Parkstone Group of Funds                     September 14, 1998

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.



                                 Position and Office                                    Positions and Offices
Name                             with Underwriter                                       with Registrant
----                             ----------------                                       ---------------
Alfred P. West, Jr.              Director, Chairman of the Board of Directors                    --
Henry H. Greer                   Director                                                        --
Carmen V. Romeo                  Director                                                        --
Mark J. Held                     President & Chief Operating Officer                             --
Gilbert L. Beebower              Executive Vice President                                        --
Richard B. Lieb                  Executive Vice President                                        --
Dennis J. McGonigle              Executive Vice President                                        --
Robert M. Silvestri              Chief Financial Officer & Treasurer                             --
Leo J. Dolan, Jr.                Senior Vice President                                           --
Carl A. Guarino                  Senior Vice President                                           --
Larry Hutchison                  Senior Vice President                                           --
Jack May                         Senior Vice President                                           --
Hartland J. McKeown              Senior Vice President                                           --
Barbara J. Moore                 Senior Vice President                                           --
Kevin P. Robins                  Senior Vice President & General Counsel                Vice President &
                                                                                             Assistant Secretary
Patrick K. Walsh                 Senior Vice President                                           --
Robert Aller                     Vice President                                                  --
Gordon W. Carpenter              Vice President                                                  --
Todd Cipperman                   Vice President & Assistant Secretary                   Vice President &
                                                                                             Assistant Secretary
S. Courtney E. Collier           Vice President & Assistant Secretary                            --
Robert Crudup                    Vice President & Managing Director                              --
Barbara Doyne                    Vice President                                                  --
Jeff Drennen                     Vice President                                                  --
Vic Galef                        Vice President & Managing Director                              --
Lydia A. Gavalis                 Vice President & Assistant Secretary                   Vice President &
                                                                                             Assistant Secretary
Greg Gettinger                   Vice President & Assistant Secretary                            --
Kathy Heilig                     Vice President                                         Vice President &
                                                                                             Assistant Secretary
Jeff Jacobs                      Vice President                                                  --
Samuel King                      Vice President                                                  --
Kim Kirk                         Vice President & Managing Director                              --
John Krzeminski                  Vice President & Managing Director                              --
Carolyn McLaurin                 Vice President & Managing Director                              --
W. Kelso Morrill                 Vice President                                                  --


                                   C-9


                                 Position and Office                                    Positions and Offices
Name                             with Underwriter                                       with Registrant
----                             ----------------                                       ---------------
Mark Nagle                       Vice President                                         President & Chief Executive
                                                                                           Officer
Joanne Nelson                    Vice President                                                  --
Joseph M. O'Donnell              Vice President & Assistant Secretary                   Vice President &
                                                                                             Assistant Secretary
Sandra K. Orlow                  Vice President & Secretary                             Vice President &
                                                                                             Assistant Secretary
Cynthia M. Parrish               Vice President & Assistant Secretary                            --
Kim Rainey                       Vice President                                                  --
Rob Redican                      Vice President                                                  --
Maria Rinehart                   Vice President                                                  --
Mark Samuels                     Vice President & Managing Director                              --
Steve Smith                      Vice President                                                  --
Daniel Spaventa                  Vice President                                                  --
Kathryn L. Stanton               Vice President & Assistant Secretary                   Vice President &
                                                                                             Assistant Secretary
Lynda J. Striegel                Vice President & Assistant Secretary                   Vice President &
                                                                                             Assistant Secretary
Lori L. White                    Vice President & Assistant Secretary                            --
Wayne M. Withrow                 Vice President & Managing Director                              --

Item 28.   Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
(8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

         Trust Company Bank
         Park Place
         P.O. Box 105504
         Atlanta, Georgia  30348

         Bank of New York
         One Wall Street
         New York, New York
         (International Equity Index Fund, International Equity Fund,
            Emerging Markets Equity Fund)

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

         SEI Investments Mutual Funds Services
         One Freedom Valley Road
         Oaks, Pennsylvania  19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisors:

         STI Capital Management, N.A.
         P.O. Box 3808
         Orlando, Florida  32802

         Trusco Capital Management
         50 Hurt Plaza, Suite 1400
         Atlanta, Georgia  30303

         SunTrust Bank, Atlanta
         25 Park Place
         Atlanta, Georgia  30303

Item 29.   Management Services:  None.

Item 30.   Undertakings:  None.



                                     NOTICE


A copy of the Agreement and Declaration of Trust for STI Classic Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 as amended and has duly caused this Post-Effective Amendment No. 28 to Registration Statement No. 33-91476 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 13th day of May, 1999.


                                    By: /s/ Mark Nagle
                                        ----------------------------------
                                        Mark Nagle, President and Chief
                                        Executive Officer


         Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


                 *                   Trustee                    May 13, 1999
---------------------------------
         F. Wendell Gooch

                 *                   Trustee                    May 13, 1999
---------------------------------
         Daniel S. Goodrum

                 *                   Trustee                    May 13, 1999
---------------------------------
         Wilton Looney

                 *                   Trustee                    May 13, 1999
---------------------------------
         Champney A. McNair

                 *                   Trustee                    May 13, 1999
---------------------------------
         T. Gordy Germany

                 *                   Trustee                    May 13, 1999
---------------------------------
         Bernard F. Sliger

                 *                   Trustee                    May 13, 1999
---------------------------------
         Jonathan T. Walton

                 *                   Trustee                    May 13, 1999
---------------------------------
         William H. Cammack

                 *                   Controller, Treasurer &    May 13, 1999
---------------------------------    Chief Financial Officer
         Carol Rooney

         /s/ Mark Nagle              President & Chief          May 13, 1999
---------------------------------    Executive Officer
         Mark Nagle

*  By:    /s/ Kevin P. Robins
      ---------------------------
         Kevin P. Robins, With
         Power of Attorney

                                  EXHIBIT INDEX

NUMBER       EXHIBIT

EX-99.A Declaration of Trust originally -- filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.B1 By-Laws -- originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.B2 Amended By-Laws -- incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
             0001047469-98-027407 on July 15, 1998.

EX-99.C      Not applicable.

EX-99.D1 Revised Investment Advisory Agreement with Trusco Capital Management, Inc. -- as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.D2 Investment Advisory Agreement with American National Bank and Trust Company -- as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.D3 Investment Advisory Agreement with Sun Bank Capital Management, National Association (now STI Capital Management, N.A. -- as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.D4 Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank, Atlanta) -- as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and filed herewith.

EX-99.E Distribution Agreement -- incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
             0000912057-96-021336 on September 27, 1996.

EX-99.F      Not applicable.

EX-99.G1 Custodian Agreement with Trust Company Bank dated February 1, 1994 -- originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.G2 Custodian Agreement with the Bank of California -- incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.G3 Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 -- incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration

             Statement filed with the SEC via EDGAR Accession No.
             0000912057-97-032207 on September 30, 1997.

EX-99.H1 Transfer Agent Agreement with Federated Services Company dated May 14, 1994 -- originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to
             Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.H2 Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 -- originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.H3 Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation -- incorporated by reference to
             Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Assession No. 0000912057-97-032207 on September 30, 1997.

EX-99.I Opinion and Consent of Counsel -- originally filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on May 22, 1992 and incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

EX-99.J1 Consent of Arthur Andersen LLP, independent public accountants is filed herewith.


EX-99.J2 Consent of PricewaterhouseCoopers LLP, independent public accountants is filed herewith.


EX-99.K      Not applicable.

EX-99.L      Not applicable.

EX-99.M1     Distribution Plan - Investor Class -- incorporated by reference to
             Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

EX-99.M2 Distribution and Service Agreement relating to Flex Shares dated May 29, 1995 -- originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to
             Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.N      Financial Data Schedule are filed herewith as Exhibit 27.1.

EX-99.O Rule 18f-3 Plan -- incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
             0001047469-98-027407 on July 15, 1998.

EX-99.P Powers of Attorney -- incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 24 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.